Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt
7.	Term Loan

2015 Term Loan

On June 26, 2015, ViewRay Technologies, Inc. entered into a Term Loan Agreement, or the Term Loan, with Capital Royalty Partners II L.P and Parallel Investment Opportunities Partners II L.P or together, CRG, for up to $50.0 million of which $30.0 million was made available to us upon closing with the remaining $20.0 million to be available on or before June 26, 2016 at our option upon the occurrence of either (i) an initial public offering of our common stock on a nationally recognized securities exchange that raises a minimum of $40.0 million in net cash proceeds with a minimum of $120.0 million post-money valuation, or Qualifying IPO, or (ii) achievement of a minimum of $25.0 million gross revenue from the sales of the MRIdian system during any consecutive 12 months before March 31, 2016. We drew down the first $30.0 million on closing date. The Term Loan has a maturity date of June 26, 2020 and bears cash interest at a rate of 12.5% per annum to be paid quarterly during the first 3 years, or the interest-payment-only period. The interest-payment-only period can be extended for another year until June 26, 2019 if the Company completes a Qualifying IPO on or before June 26, 2018. During the interest-payment-only period, the Company has the option to elect to pay only 8% of the 12.5% per annum interest in cash, and the remaining 4.5% of the 12.5% per annum interest as compounded interest, or deferred payment in-kind interest, added to the aggregate principal amount of the Term Loan. Principal payment and any deferred payment in-kind interest will be paid quarterly in equal installments following the end of the interest-payment-only period through maturity date.

The Term Loan is subject to a prepayment penalty of 3% on the outstanding balance during the first 12 months following the funding of the Term Loan, 2% on the outstanding balance after year 1 but on or before year 2, 1% on the outstanding balance after year 2 but on or before year 3, and 0% on the outstanding loan if prepaid after year 3 thereafter until maturity. The Term Loan is also subject to a facility fee of 5% based on the sum of the Term Loan drawn and any outstanding payment in-kind payable on maturity date or the date such Term Loan becomes due for whatever reason. All direct financing costs were accounted for as a discount on the Term Loan and will be amortized to interest expense during the life of the Term Loan using the effective interest method. The Term Loan is subject to financial covenants and is collateralized by essentially all our assets and limits the Company’s ability with respect to additional indebtedness, investments or dividends, among other things, subject to customary exceptions.

On June 26, 2015, ViewRay Technologies, Inc. paid off in full the outstanding term loan, the related interest and other penalty fee with Hercules Technology III, L.P. and Hercules Technology Growth Capital, Inc., or together, Hercules, using part of the proceeds received from the CRG Term Loan. Hercules Term Loan was entered in December 2013.

5.	DEBT

Notes Payable

On December 15, 2008, the Company entered into an agreement with the county redevelopment fund in the State of Ohio for a loan of up to $800 thousand to fund the renovation of the Company’s Ohio headquarters. The loan, which bore interest at 6% annually through the maturity date of December 31, 2009, is secured by the Company’s leasehold improvements. Under the terms of the loan agreement, the lender may forgive $240 thousand if the Company meets certain permanent job creation requirements within the State of Ohio. In July 2010, $560 thousand of principal and accrued interest through the loan maturity date were repaid. At December 31, 2013 and 2014, the Company had not met the permanent job creation requirements and as such the $240 thousand was not forgiven and remains a current liability. The notes payable of $240 thousand are due and demandable at any time and do not bear interest.

Term Loan

In December 2013, the Company entered into a Loan and Security Agreement, or the Term Loan, with Hercules Technology Growth Capital, Inc. and Hercules Technology III, L.P., or together, Hercules, for $15.0 million that was outstanding at December 31, 2013 and 2014. Borrowings under the Term Loan bear cash interest at the greater of the annual prime rate plus 7.0% or 10.25%, which was 10.25% at December 31, 2013 and 2014. In addition, borrowings under the Term Loan bear deferred payment in-kind interest at 1.5% per annum. Interest only payments began in January 2014, with monthly principal and interest payments beginning on January 1, 2015 and the entire balance of the Term Loan are to be paid in full by the June 1, 2017 maturity date. The Term Loan is subject to a prepayment penalty of 5% on the outstanding balance during the first 12 months following the funding of the Term Loan and 1% on the outstanding balance thereafter until maturity. The Term Loan was issued at a discount of $466 thousand, which will be amortized to interest expense during the life of the Term Loan using the effective interest method. The discount included the fair value of a convertible preferred stock warrant that was issued with the Term Loan, as discussed in the following paragraph, and the related transaction costs. The Term Loan is collateralized by essentially all the Company’s assets and limits the Company’s ability with respect to additional indebtedness, investments or dividends, among other things, subject to customary exceptions.

In connection with the issuance of the Term Loan, the Company entered into a Warrant Agreement with Hercules to issue a fully vested and exercisable warrant to purchase128,231 shares of Series C convertible preferred stock with an exercise price of $5.84 per share. The warrant is exercisable any time before the later of 10 years from issuance or five years after an IPO. The warrant will be automatically exercised immediately prior to expiration if the fair market value of one share of Series C convertible preferred stock is greater than the exercise price at the time of expiration. The warrant provides for anti-dilution rights on the Series C convertible preferred stock, which includes one-time down-round protection. The fair value of the warrant upon issuance of $158 thousand was recorded as convertible preferred stock warrant liability and a discount to the carrying value of the Term Loan. The fair value of the warrant at the time of issuance was estimated using the Black-Scholes option-pricing model with the following assumptions: expected term of two years, expected volatility of 30%, risk-free interest rate of 0.4% and expected dividend yield of 0%. See Note 12 for assumptions used to estimate the fair value of convertible preferred stock warrant liability at December 31, 2013 and 2014.

The Company’s scheduled future payments on the Term Loan at December 31, 2013 are as follows (in thousands):

Year Ending December 31,
2015	$6,827
2016	6,827
2017	4,118

Total future payments	17,772
Less: amount representing interest	(2,772)

Total principal amount	15,000
Less: unamortized debt discount	(358)

Carrying value of long-term debt	14,642
Less: current portion	(5,493)

Long-term portion	$9,149

2014 Convertible Promissory Notes

In August 2014, the Company entered into a Convertible Promissory Note Agreement, or the Convertible Note Agreement, with a majority of its current investors to sell convertible promissory notes in an aggregate principal amount of $10.0 million with the option to raise an additional $1.5 million, or 2014 Notes. The Company received gross proceeds of $3.9 million in August 2014 and $6.1 million in November 2014 under the Convertible Note Agreement. The 2014 Notes carried a simple interest rate of 8% per annum and were subordinated in right of payment to all of the Company’s other indebtedness. The 2014 Notes were to mature in November 2015 unless previously converted. The Convertible Note Agreement provided for the conversion of the 2014 Notes at the option of the majority investors, and at any time, into shares of Series C convertible preferred stock at the then applicable conversion price. In December 2014, the holders of the 2014 Notes opted to convert the outstanding principal and accrued interest of $10.2 million into 1,739,405 shares of Series C convertible preferred stock at a price of $5.84 per share in accordance with the terms of the Convertible Note Agreement. As of December 31, 2014, the 2014 Notes are no longer outstanding. In addition, the option to raise an additional $1.5 million under the Convertible Note Agreement expired unexercised in December 2014 and no more 2014 Notes will be issued under this agreement.